Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and current income through a diversified portfolio of primarily equity securities of U.S. and foreign real estate and real estate related companies.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 117.05% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	117.05%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund's ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund's Financial Highlights in the Fund's complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of our shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively "real estate companies"). This means that the Fund will concentrate its investments in companies that derive a significant portion of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or companies that have a significant portion of their assets in these types of real estate-related areas. The Fund will invest in equity-related securities of real estate companies on a global basis, which means that the companies may be U.S. companies or foreign companies. There is no limit on the amount of Fund assets that may be invested in the securities of foreign companies. The Fund anticipates that it will invest greater than 25% of its assets in equity-related securities of real estate companies in the U.S. The Fund does not invest directly in real estate.

The Fund anticipates that its investments in equity-related securities of real estate companies will be primarily in securities of companies known as real estate investment trusts (REITs) or U.S. or non-U.S. REIT-like companies that own and/or manage property. The Fund may invest without limit in the securities of REITs. The Fund may also invest in equity securities of other types of real estate companies including REITs that invest in real estate-related loans.

The Fund utilizes a "multi-manager" approach whereby the Fund's assets are allocated to one or more sub-advisers, in percentages determined at the discretion of the Fund's investment adviser. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund's investment objective, strategies and restrictions. When determining the allocations and reallocations to sub-advisers, the Fund's investment adviser will consider a variety of factors, including but not limited to the sub-adviser's style, historical performance, and the characteristics of each sub-adviser's allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). The Fund's investment adviser seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.

			The sub-advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	In seeking long-term capital appreciation and current income, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of real estate companies and real estate related companies (collectively "real estate companies"). This means that the Fund will concentrate its investments in companies that derive a significant portion of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or companies that have a significant portion of their assets in these types of real estate-related areas.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser or sub-advisers may fail to produce the intended results.

MULTI-MANAGER RISK is the risk that the sub-advisers’ investment styles will not always be complementary, which could affect the performance of the Fund.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

REAL ESTATE SECURITIES CONCENTRATION RISK is the risk that investments in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

REIT RISK is the risk that the Fund’s investments will be affected by factors affecting real estate investment trusts (REITs) and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

INTEREST RATE RISK is the risk that the value of the Fund’s assets will decline because of rising interest rates.

IPO RISK is the risk that the market value of shares of initial public offerings (IPOs) will fluctuate considerably or decline shortly after the initial public offering, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Fund exceeded 100%.

			As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

			Updated performance information for the Fund is available and may be obtained on the Fund’s web site at www.northernfunds.com or by calling 800-595-9111.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.northernfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	* Year to date total return for the six months ended June 30, 2015 is (3.10)%. For the period shown in the bar chart above, the highest quarterly return was 34.79% in the second quarter of 2009, and the lowest quarterly return was (22.09)% in the first quarter of 2009.
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

			In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.
NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND | NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (within 30 days of purchase) (as a percentage of amount redeemed, if applicable)		rr_RedemptionFeeOverRedemption	2.00%
Management Fees	[1]	rr_ManagementFeesOverAssets	1.05%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.13%
Transfer Agent Fees	[1]	rr_Component1OtherExpensesOverAssets	0.02%
Other Operating Expenses	[1]	rr_Component2OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	[1],[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	[1],[3]	rr_ExpensesOverAssets	1.19%
Expense Reimbursement	[1],[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[3]	rr_NetExpensesOverAssets	1.11%
1 Year		rr_ExpenseExampleYear01	$ 113
3 Years		rr_ExpenseExampleYear03	370
5 Years		rr_ExpenseExampleYear05	647
10 Years		rr_ExpenseExampleYear10	$ 1,436
2009		rr_AnnualReturn2009	36.25%
2010		rr_AnnualReturn2010	17.49%
2011		rr_AnnualReturn2011	(7.02%)
2012		rr_AnnualReturn2012	27.99%
2013		rr_AnnualReturn2013	1.87%
2014		rr_AnnualReturn2014	11.72%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(3.10%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	34.79%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.09%)
1-Year		rr_AverageAnnualReturnYear01	11.72%
5-Year		rr_AverageAnnualReturnYear05	9.74%
Since Inception		rr_AverageAnnualReturnSinceInception	18.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 19, 2008
NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND | Return after taxes on distributions | NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND
Risk/Return:		rr_RiskReturnAbstract
1-Year		rr_AverageAnnualReturnYear01	8.11%
5-Year		rr_AverageAnnualReturnYear05	7.27%
Since Inception		rr_AverageAnnualReturnSinceInception	15.65%
NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND | Return after taxes on distributions and sale of Fund shares | NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND
Risk/Return:		rr_RiskReturnAbstract
1-Year		rr_AverageAnnualReturnYear01	8.88%
5-Year		rr_AverageAnnualReturnYear05	7.42%
Since Inception		rr_AverageAnnualReturnSinceInception	14.53%
NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND | FTSE® EPRA®/NAREIT® Global® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1-Year		rr_AverageAnnualReturnYear01	13.92%
5-Year		rr_AverageAnnualReturnYear05	10.20%
Since Inception		rr_AverageAnnualReturnSinceInception	18.37%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with Fund operations.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund's ratios of average net assets to (1) expenses before reimbursements and credits and (2) expenses net of reimbursements and credits, respectively, included in the Fund's Financial Highlights in the Fund's complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[4]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., Acquired Fund Fees and Expenses; the compensation paid to each Independent Trustee of the Trust; expenses of third party consultants engaged by the Board of Trustees; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; expenses in connection with the negotiation and renewal of the revolving credit facility; and extraordinary expenses and interest) to the extent the "Total Annual Fund Operating Expenses" exceed 1.10%. The "Total Annual Fund Operating Expenses After Expense Reimbursement" may be higher than the contractual limitation as a result of the excepted expenses, including but not limited to Acquired Fund Fees and Expenses, that are not reimbursed. This contractual limitation may not be terminated before July 31, 2016 without the approval of the Fund's Board of Trustees.